Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document And Entity Information
Entity Registrant Name	Rocky Mountain High Brands, Inc.
Entity Central Index Key	0001670869
Document Type	S-1/A
Document Period End Date	Mar. 31, 2019
Amendment Flag	true
Amendment Description	Amendment to original filing
Is Entity Emerging Growth Company?	true
Elected Not To Use the Extended Transition Period	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true